Revenues (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Revenues	¥ 187,930	¥ 84,776
Charging services
Revenues
Revenues	92,604	50,010
Energy solutions
Revenues
Revenues	91,189	32,304
New initiatives
Revenues
Revenues	¥ 4,137	¥ 2,462